Earnings / (Loss) Per Share (Eps) - Schedule of Basic and Diluted Loss Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Basic and diluted loss per share
Net loss attributable to the equity holders of the Parent	$ (89,469,672)	$ (63,554,582)	$ (15,813,351)
Weighted-average shares outstanding	6,799,042	5,761,233	2,643,139
Basic net loss per share attributable to equity holders of the Parent	$ (13.16)	$ (11.03)	$ (5.98)